Long-term investments (Summarizes the Group's equity securities with readily determinable fair values) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Investment [Line Items]
Cost, after adjusted with other-than- temporary impairment	¥ 259,450
Gross unrealized gains	112,613
Gross unrealized losses	(40,588)
Fair value	¥ 331,475
Cost, after adjusted with other-than- temporary impairment		¥ 74,693
Gross unrealized gains		14,240
Gross unrealized losses		0
Fair value		¥ 88,933